UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  DECEMBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT INTERMEDIATE-TERM FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2006

[LOGO OF USAA]
    USAA(R)

                          USAA TAX EXEMPT
                                 INTERMEDIATE-TERM Fund

                             [GRAPHIC OF USAA TAX EXEMPT INTERMEDIATE-TERM FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    DECEMBER 31, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                      Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, Texas GO, or Texas Permanent School Fund.

             (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., AXA Reinsurance Group, CIFG Assurance, N.A., College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             COP      Certificate of Participation
             CP       Commercial Paper
             EDA      Economic Development Authority
             EDC      Economic Development Corp.
             ETM      Escrowed to final maturity
             GAN      Grant Anticipation Note
             GO       General Obligation
             IDA      Industrial Development Authority/Agency
             IDB      Industrial Development Board
             IDC      Industrial Development Corp.
             IDRB     Industrial Development Revenue Bond
             ISD      Independent School District
             MFH      Multifamily Housing
             PCRB     Pollution Control Revenue Bond
             PRE      Prerefunded to a date prior to maturity
             RB       Revenue Bond
             SAVRS    Select Auction Variable Rate Securities
             USD      Unified School District

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (91.7%)

               ALABAMA (1.7%)
               Montgomery BMC Special Care Facilities Financing Auth. RB,
  $ 2,155         Series 1998B (INS)(ETM)                                                       4.88%      11/15/2018   $    2,218
      345         Series 1998B (INS)                                                            4.88       11/15/2018          353
   14,745         Series 2004B, 5.00%, 11/15/2007 (INS)(PRE)                                    4.67(a)    11/15/2021       15,073
   16,340      Montgomery Medical Clinic Board Health Care Facility RB, Series 2006             4.75        3/01/2026       16,309
    5,000      Prattville IDB PCRB, Series 1998                                                 5.15        9/01/2013        5,225
    5,000      Private Colleges and Universities Facilities Auth. RB, Series 2006 (INS)         4.75        9/01/2026        5,155
    2,000      Univ. of Alabama at Birmingham Hospital RB, Series 2000A (INS)(PRE)              5.75        9/01/2020        2,161
                                                                                                                        ----------
                                                                                                                            46,494
                                                                                                                        ----------
               ALASKA (2.3%)
    7,650      Four Dam Pool Power Agency Electric RB, Series 2004A
                  (LOC - Dexia Credit Local)                                                    5.00        7/01/2021        7,963
    1,490      Housing Finance Corp. Mortgage RB, Series 1997A-1                                5.50       12/01/2017        1,523
    3,750      North Slope Borough GO, Series 2003A (INS)                                       4.36(b)     6/30/2011        3,164
   40,000      Northern Tobacco Securitization Corp. RB, Series 2006A                           4.63        6/01/2023       39,958
               State Sport Fishing RB,
    2,000         Series 2006 (INS)                                                             4.75        4/01/2021        2,043
    2,520         Series 2006 (INS)                                                             4.75        4/01/2022        2,570
    2,000         Series 2006 (INS)                                                             4.75        4/01/2023        2,036
    4,110         Series 2006 (INS)                                                             4.75        4/01/2024        4,180
                                                                                                                        ----------
                                                                                                                            63,437
                                                                                                                        ----------
               ARIZONA (1.5%)
               Health Facilities Auth. RB,
    1,170         Series 2004A                                                                  4.50        4/01/2016        1,189
      425         Series 2004A                                                                  5.00        4/01/2017          443
    1,150         Series 2004A                                                                  4.75        4/01/2025        1,162
    2,500      Maricopa County Phoenix Union High School District No. 210 GO,
                  Series 2005B (INS)                                                            4.50        7/01/2024        2,538
               Maricopa County RB,
    3,230         Series 1997 (PRE)                                                             6.13        4/01/2018        3,313
    1,270         Series 1997                                                                   6.13        4/01/2018        1,301
               Phoenix Civic Improvement Corp. RB,
    3,270         Series 2005B, 5.50%, 7/01/2013 (INS)                                          4.50(a)     7/01/2024        2,762
    2,115         Series 2005B, 5.50%, 7/01/2013 (INS)                                          4.54(a)     7/01/2025        1,794
               Pinal County IDA RB,
    2,000         Series 2006A (INS)                                                            5.25       10/01/2020        2,131
    1,250         Series 2006A (INS)                                                            5.25       10/01/2022        1,327
    2,000         Series 2006A (INS)                                                            4.50       10/01/2025        1,981
   11,210      School Facilities Board RB, Series 2002 (PRE)                                    5.25        7/01/2017       12,100
    2,535      State Univ. COP, Series 2005-A (INS)                                             5.00        9/01/2024        2,687
    7,180      University Medical Center Corp. RB, Series 2005                                  5.00        7/01/2022        7,447
                                                                                                                        ----------
                                                                                                                            42,175
                                                                                                                        ----------
               ARKANSAS (0.4%)
    6,230      Independence County PCRB, Series 2005                                            5.00        1/01/2021        6,419
    3,500      Jefferson County PCRB, Series 2006                                               4.60       10/01/2017        3,552
    2,420      Little Rock Capital Improvement RB, Series 1998A                                 5.70        1/01/2018        2,492
                                                                                                                        ----------
                                                                                                                            12,463
                                                                                                                        ----------
               CALIFORNIA (9.8%)
               Chabot-Las Positas Community College District GO,
    5,000         Series 2006B (INS)                                                            4.88(b)     8/01/2023        2,329
   10,000         Series 2006C (INS)                                                            4.85(b)     8/01/2022        4,914
    2,000      Coronado Community Development Agency Tax Allocation Bonds,
                  Series 2005 (INS)                                                             5.00        9/01/2024        2,128

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
               Foothill/Eastern Transportation Corridor Agency RB,
  $10,000         Series 1995A (ETM)                                                            7.05%       1/01/2010   $   11,000
   15,000         Series 1995A (PRE)                                                            7.10        1/01/2011       16,791
    9,085         Series 1995A (PRE)                                                            7.15        1/01/2013       10,183
    6,745      Kern County Board of Education COP, Series 2006A (INS)                           5.00        6/01/2026        7,185
   20,000      Los Angeles Department of Water and Power RB, Series 2005A,
                  Subseries A-2 (INS)(c)                                                        4.75        7/01/2025       20,831
               Modesto Irrigation District COP,
    3,320         Series 1999A (INS)                                                            5.64(b)     7/01/2017        2,027
    3,325         Series 1999A (INS)                                                            5.69(b)     7/01/2018        1,917
    5,000      Public Works Board RB, Series 2003C                                              5.50        6/01/2019        5,507
    1,430      Sacramento City Financing Auth. Tax Allocation Bonds, Series 2005A (INS)         5.00       12/01/2024        1,524
   15,265      Sacramento Municipal Utility District Financing Auth. RB, Series 2006 (INS)      4.75        7/01/2024       15,936
               Salinas Union High School District GO,
    4,720         Series 2002C (INS)                                                            4.37(b)     6/01/2016        3,245
    2,000         Series 2006A (INS)                                                            4.37(b)    10/01/2016        1,356
    3,525      San Bernardino County Redevelopment Agency Tax Allocation Bonds,
                  Series 2005A (INS)                                                            5.00        9/01/2025        3,693
    2,395      San Diego USD GO, Series 2006G-1                                                 4.50        7/01/2025        2,441
               San Joaquin Hills Transportation Corridor Agency Senior Lien RB,
    5,000         Series 1993 (ETM)                                                             7.40        1/01/2007        5,001
   16,795         Series 1993 (ETM)                                                             7.45        1/01/2008       17,456
    4,545      San Jose MFH RB, Series 1992A                                                    4.95        4/01/2012        4,642
    3,000      San Jose USD COP, Series 2006 (INS)                                              4.50        6/01/2024        3,042
               Santa Clara County Financing Auth. RB,
    7,065         Series 2006I (INS)                                                            4.75        5/15/2023        7,383
    7,400         Series 2006I (INS)                                                            4.75        5/15/2024        7,721
    7,750         Series 2006I (INS)                                                            4.75        5/15/2025        8,068
    3,500      Santa Rosa Rancheria Tachi Yokut Tribe RB, Series 2006(d)                        5.00        3/01/2020        3,537
    2,175      Semitropic Improvement District Water Banking RB, Series 2004A (INS)             5.25       12/01/2018        2,376
               Solano Community College Dist. GO,
    2,500         Series 2006B (INS)                                                            4.85(b)     8/01/2023        1,167
    4,735         Series 2006B (INS)                                                            4.88(b)     8/01/2024        2,095
               South Orange County Public Financing Auth. RB,
    4,035         Series 2005A (INS)                                                            5.00        8/15/2022        4,328
    4,920         Series 2005A (INS)                                                            5.00        8/15/2025        5,248
   20,000      State GO                                                                         5.00       12/01/2015       21,481
   15,000      State GO                                                                         5.00        3/01/2021       15,923
   10,000      State GO                                                                         5.00        5/01/2025       10,575
    1,245      State Systemwide Univ. RB, Series 2002A (INS)                                    5.50       11/01/2015        1,367
               Statewide Communities Development Auth. RB,
    3,120         Series 2006                                                                   5.00        5/15/2021        3,283
    3,275         Series 2006                                                                   5.00        5/15/2022        3,433
    3,440         Series 2006                                                                   5.00        5/15/2023        3,601
    3,610         Series 2006                                                                   5.00        5/15/2024        3,776
    3,795         Series 2006                                                                   5.00        5/15/2025        3,967
   19,500      Tobacco Securitization Auth. RB, Series 2006A1                                   4.75        6/01/2025       19,712
                                                                                                                        ----------
                                                                                                                           272,189
                                                                                                                        ----------
               COLORADO (1.6%)
               Adams County PCRB,
    5,000         Series 1999 (INS)                                                             5.10        1/01/2019        5,218
    8,500         Series 2005A (INS)                                                            4.38        9/01/2017        8,682
               Arapahoe County School District No. 6 GO,
    2,000         Series 2002 (INS)                                                             5.25       12/01/2018        2,152
    2,585         Series 2002 (INS)                                                             5.25       12/01/2019        2,781

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 2,000         Series 2002 (INS)                                                             5.25%      12/01/2020   $    2,152
    2,000         Series 2002 (INS)                                                             5.25       12/01/2021        2,152
               Denver Health and Hospital Auth. Healthcare RB,
    1,000         Series 1998A                                                                  5.20       12/01/2012        1,025
      635         Series 1998A                                                                  5.25       12/01/2013          650
    2,200         Series 1998A                                                                  5.38       12/01/2018        2,261
    2,400         Series 2001A                                                                  6.25       12/01/2016        2,606
    1,000      Health Facilities Auth. RB, Series 2005                                          5.25        6/01/2023        1,061
    2,250      Jefferson County School District No. R-1 GO, Series 2004 (INS)                   5.00       12/15/2024        2,397
    2,140      Pueblo School District No. 60 GO, Series 2002 (INS)                              5.25       12/15/2020        2,303
    9,045      State COP, Series 2005B (INS)                                                    5.00       11/01/2023        9,640
                                                                                                                        ----------
                                                                                                                            45,080
                                                                                                                        ----------
               CONNECTICUT (1.1%)
               Mashantucket (Western) Pequot Tribe RB,
    4,960         Series 1996A (PRE)(d)                                                         6.40        9/01/2011        5,102
    1,000         Series 1997B(d)                                                               5.60        9/01/2009        1,028
    4,400         Series 1997B(d)                                                               5.70        9/01/2012        4,522
   16,500         Series 1997B(d)                                                               5.75        9/01/2018       16,952
    4,000      State Health and Educational Facilities Auth. RB, Series 2005C (INS)             5.00        7/01/2025        4,220
                                                                                                                        ----------
                                                                                                                            31,824
                                                                                                                        ----------
               DELAWARE (0.4%)
               Health Facilities Auth. RB,
    1,495         Series 2002A (INS)                                                            4.80        5/01/2017        1,541
    1,830         Series 2002A (INS)                                                            4.90        5/01/2018        1,892
    1,000         Series 2002A (INS)                                                            5.00        5/01/2019        1,039
    1,515         Series 2002A (INS)                                                            5.05        5/01/2020        1,575
               Municipal Electric Corp. RB,
    1,010         Series 2001 (INS)                                                             5.25        7/01/2013        1,074
    1,460         Series 2001 (INS)                                                             5.25        7/01/2017        1,548
    1,580         Series 2001 (INS)                                                             5.25        7/01/2018        1,674
                                                                                                                        ----------
                                                                                                                            10,343
                                                                                                                        ----------
               DISTRICT OF COLUMBIA (1.8%)
   30,000      Convention Center Auth. RB, Series 1998 (INS)(c)                                 5.00       10/01/2018       30,862
    7,000      COP, Series 2006 (INS)                                                           5.00        1/01/2025        7,430
               RB,
    4,560         Series 1999 (INS)(PRE)                                                        6.20        7/01/2019        4,923
    6,000         Series 1999A (INS)                                                            5.00        1/01/2019        6,244
                                                                                                                        ----------
                                                                                                                            49,459
                                                                                                                        ----------
               FLORIDA (4.4%)
               Brevard County COP,
    9,225         Series 2006A (INS)                                                            5.00        7/01/2023        9,849
    9,685         Series 2006A (INS)                                                            5.00        7/01/2024       10,332
    5,165         Series 2006A (INS)                                                            5.00        7/01/2025        5,502
               Broward County COP,
    4,420         Series 2005A (INS)                                                            5.00        7/01/2024        4,692
    3,710         Series 2005A (INS)                                                            5.00        7/01/2025        3,933
    6,500         Series 2006A (INS)                                                            5.00        7/01/2023        6,944
    4,000         Series 2006A (INS)                                                            5.00        7/01/2024        4,270
               Dade County RB,
    7,905         Series 1996B (INS)                                                            6.00(b)    10/01/2011        6,406
    8,610         Series 1996B (INS)                                                            6.10(b)    10/01/2012        6,551
    8,760         Series 1996B (INS)(PRE)                                                       6.20(b)    10/01/2013        6,305
    3,270      Flagler County School Board COP, Series 2005A (INS)                              5.00        8/01/2025        3,458
    4,250      Indian River County School Board COP, Series 2005 (INS)                          5.00        7/01/2024        4,511

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 5,000      JEA St. Johns River Power Park Systems RB, Issue 2, Series 21 (INS)              5.00%      10/01/2020   $    5,347
    2,495      Miami Beach Health Facilities Auth. Hospital RB, Series 2001A                    6.13       11/15/2011        2,679
               Miami Dade County COP,
    8,375         Series 2006B (INS)                                                            4.75       11/01/2023        8,705
    9,830         Series 2006B (INS)                                                            4.75       11/01/2024       10,193
               Miami Dade County RB,
    2,345         Series 2005A, 5.00%, 10/01/2013 (INS)                                         4.54(a)    10/01/2024        1,780
    3,670         Series 2005A, 5.00%, 10/01/2013 (INS)                                         4.57(a)    10/01/2025        2,780
               Miami Dade County Stormwater Utility RB,
    1,670         Series 2004 (INS)                                                             5.00        4/01/2022        1,785
    2,805         Series 2004 (INS)                                                             5.00        4/01/2023        2,991
    7,450      Palm Beach County Health Facilities Auth. RB, Series 2002 (INS)                  5.00       12/01/2021        7,835
    2,500      Palm Beach County Public Improvement RB, Series 2005A (INS)                      5.00        6/01/2025        2,654
               Palm Beach County School Board COP,
    1,500         Series 2002D (INS)                                                            5.25        8/01/2018        1,605
    1,000         Series 2005A (INS)                                                            5.00        8/01/2022        1,065
                                                                                                                        ----------
                                                                                                                           122,172
                                                                                                                        ----------
               GEORGIA (0.4%)
    5,000      Coweta County Development Auth. PCRB, Second Series 2001 (INS)                   4.35        9/01/2018        5,030
    5,000      Savannah Hospital Auth. Candler Health Systems RB, Series 1998B (INS)            5.00        7/01/2018        5,141
                                                                                                                        ----------
                                                                                                                            10,171
                                                                                                                        ----------
               GUAM (0.2%)
    6,000      Education Financing Foundation COP, Series 2006B (INS)                           4.50       10/01/2026        5,957
                                                                                                                        ----------
               HAWAII (0.2%)
    5,000      Housing Finance and Development Corp. RB, Series 1997B                           5.45        7/01/2017        5,161
                                                                                                                        ----------
               IDAHO (0.1%)
    1,000      Health Facilities Auth. RB, Series 1998 (PRE)                                    5.25        5/01/2014        1,019
    1,000      Univ. of Idaho RB, Series 2003 (INS)                                             4.75        4/01/2022        1,038
                                                                                                                        ----------
                                                                                                                             2,057
                                                                                                                        ----------
               ILLINOIS (6.4%)
               Bedford Park Village RB,
    1,000         Series 2005A                                                                  4.60       12/01/2017        1,001
    3,240         Series 2005A                                                                  4.80       12/01/2020        3,243
               Channahon Tax Increment RB,
    1,390         Series 2000                                                                   6.25        1/01/2010        1,449
    6,040         Series 2000                                                                   6.88        1/01/2020        6,470
   29,925      Chicago School Board GO, Series 1999A (INS)                                      4.82(b)    12/01/2013       22,951
    5,000      Chicago Special Assessment Improvement Bonds,
                  Series 2002 (Lakeshore East Project)                                          6.63       12/01/2022        5,423
    2,000      Chicago Water Senior Lien RB, Series 2001 (PRE)                                  5.00       11/01/2019        2,119
               Chicago-O'Hare International Airport RB,
    2,170         Series 2001B (INS)                                                            5.50        1/01/2014        2,322
    7,000         Series 2005A (INS)                                                            5.00        1/01/2021        7,484
   10,000         Series 2005A (INS)                                                            5.00        1/01/2022       10,676
               Finance Auth. RB,
   10,500         Series 2004 (INS)                                                             5.00       11/15/2023       11,047
    2,000         Series 2006                                                                   5.00        8/15/2017        2,001
    2,000         Series 2006A                                                                  5.00        4/01/2023        2,096
    4,165         Series 2006A                                                                  5.00        4/01/2025        4,361
    8,000         Series 2006C                                                                  4.50       11/15/2026        7,825
               Health Facilities Auth. RB,
    1,000         Series 1998 (Centegra Health System)                                          5.25        9/01/2013        1,028

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 2,000         Series 1998 (Centegra Health System)                                          5.25%       9/01/2014   $    2,054
    2,500         Series 1998 (Centegra Health System)                                          5.25        9/01/2018        2,566
   10,000         Series 1998A (Hospital Sisters Services, Inc.) (INS)                          5.00        6/01/2018       10,233
    4,250         Series 2000 (Riverside Medical Center) (PRE)                                  6.80       11/15/2020        4,754
    3,000         Series 2001A (Edward Hospital) (INS)                                          5.00        2/15/2020        3,127
               Housing Development Auth. RB,
      825         Series 2006G                                                                  4.55        7/01/2021          836
    3,000         Series 2006K                                                                  4.60        7/01/2023        3,029
    8,050      Lake County Community Unit School District GO, Series 1999B (INS)                5.13(b)    12/01/2016        5,398
               Metropolitan Pier and Exposition Auth. RB,
    2,500         Series 2002B, 5.20%, 6/15/2012 (INS)                                          5.20(a)     6/15/2017        2,075
    2,500         Series 2002B, 5.30%, 6/15/2012 (INS)                                          5.30(a)     6/15/2018        2,094
    4,000         Series 2002B, 5.40%, 6/15/2012 (INS)                                          5.40(a)     6/15/2019        3,352
    2,000      Northeastern Illinois Univ. COP, Series 2006                                     4.75       10/01/2025        2,041
    4,735      Northern Illinios Univ. Auxiliary Facilities System RB, Series 2001 (INS)        4.88        4/01/2018        4,915
    6,500      Springfield Electric RB, Series 2006 (INS)                                       5.00        3/01/2026        6,930
               Univ. of Illinois COP,
    5,820         Series 1999 (INS)(PRE)                                                        5.25        8/15/2015        6,118
    4,000         Series 1999 (INS)(PRE)                                                        5.25        8/15/2016        4,205
    7,815         Series 2001A (INS)(PRE)                                                       5.00        8/15/2020        8,262
    5,000      Volo Village Special Service Area No. 4, Special Tax Bonds, Series 2006-2        5.00        3/01/2016        5,026
   14,070      Will County Forest Preserve District GO, Series 1999B (INS)                      5.40(b)    12/01/2017        9,003
                                                                                                                        ----------
                                                                                                                           177,514
                                                                                                                        ----------
               INDIANA (2.8%)
    7,465      Bond Bank State Revolving Fund RB, Series 2000A (PRE)                            5.50        8/01/2016        7,972
    6,725      Health and Educational Facilities Financing Auth. RB, Series 2006B               5.00        2/15/2022        7,028
               Health Facility Financing Auth. RB,
    1,400         Series 1998 (Floyd Memorial Hospital)                                         5.25        2/15/2018        1,436
    5,000         Series 1999A (Sisters St. Francis) (INS)(PRE)                                 5.15       11/01/2019        5,216
    6,000      Indianapolis Economic Development RB, Series 1996                                6.05        1/15/2010        6,295
               Municipal Power Agency Power Supply Systems RB,
    4,950         Series 2002B (INS)                                                            5.25        1/01/2017        5,314
    2,100         Series 2002B (INS)                                                            5.25        1/01/2018        2,252
    1,150      St. Joseph County Economic Development RB, Series 1997                           5.45        2/15/2017        1,169
    7,260      St. Joseph County Hospital Auth. RB, Series 1999                                 5.75        2/15/2019        7,549
   20,000      State Finance Auth. PCRB, Series 2006B (INS)(c)                                  4.55       12/01/2024       20,179
   11,000      Univ. of Southern Indiana RB, Series 2001A (INS)(c)                              5.00       10/01/2018       11,547
    1,500      Vanderburgh County Redevelopment District RB, Series 2006                        5.00        2/01/2026        1,564
                                                                                                                        ----------
                                                                                                                            77,521
                                                                                                                        ----------
               IOWA (0.5%)
    5,500      Finance Auth. RB, Series 1998A (INS)(PRE)                                        5.25        7/01/2015        5,741
    7,950      Marion County Commercial Development RB, Series 1999 (INS)                       5.95        1/01/2014        8,120
                                                                                                                        ----------
                                                                                                                            13,861
                                                                                                                        ----------
               KANSAS (0.4%)
               Wyandotte County Special Obligation RB,
    2,000         2nd Lien Series 2005                                                          4.75       12/01/2016        2,062
    9,000         2nd Lien Series 2005                                                          5.00       12/01/2020        9,378
                                                                                                                        ----------
                                                                                                                            11,440
                                                                                                                        ----------
               LOUISIANA (3.0%)
               Local Government Environmental Facilities and Community Development Auth. RB,
    2,150         Series 2002 (INS)                                                             5.25       12/01/2015        2,317
    2,260         Series 2002 (INS)                                                             5.25       12/01/2016        2,431
    2,355         Series 2002 (INS)                                                             5.25       12/01/2017        2,528

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 7,000      New Orleans GO, Series 2002 (INS)                                                5.13%       9/01/2021   $    7,351
               Office Facilities Corp. RB,
    6,825         Series 2001 (INS)                                                             5.38        5/01/2018        7,274
    2,000         Series 2003 (INS)                                                             5.25       11/01/2018        2,147
    5,175      Offshore Terminal Auth. RB, Series 1998                                          5.20       10/01/2018        5,272
               Orleans Levee District RB,
    4,725         Series 1986 (INS)                                                             5.95       11/01/2014        4,827
    4,955         Series 1986 (INS)                                                             5.95       11/01/2015        5,086
    7,015         Series A (INS)                                                                5.95       11/01/2010        7,167
    9,000      Plaquemines Port, Harbor, and Terminal District RB, Series 1985C                 5.00        9/01/2007        9,003
               Public Facilities Auth. RB,
      340         Series 1997B                                                                  5.63        8/01/2017          349
    2,000         Series 2006                                                                   5.00        7/01/2021        2,100
    4,450      St. Martin Parish IDRB, Series 2004                                              4.35       10/01/2012        4,442
    3,955      St. Tammany Parish Hospital Service District No. 1 RB, Series 1998 (INS)         5.00        7/01/2018        4,006
               Transportation Auth. RB,
    9,000         Series 2005A (INS)                                                            4.38       12/01/2023        8,978
    9,000         Series 2005A (INS)                                                            4.38       12/01/2024        8,944
                                                                                                                        ----------
                                                                                                                            84,222
                                                                                                                        ----------
               MAINE (0.1%)
    1,715      Housing Auth. RB, Series 2001A                                                   5.35       11/15/2021        1,777
    1,500      Jay PCRB, Series 2004A                                                           4.85        5/01/2019        1,532
                                                                                                                        ----------
                                                                                                                             3,309
                                                                                                                        ----------
               MARYLAND (0.2%)
    4,650      Community Development Administration RB, Series 1996A                            5.88        7/01/2016        4,747
                                                                                                                        ----------
               MASSACHUSETTS (3.2%)
               Commonwealth GO,
    4,500         Series 2002B (INS)(PRE)                                                       5.50        3/01/2018        4,886
    7,775         Series 2002D (INS)(PRE)                                                       5.38        8/01/2021        8,441
    5,000         Series 2003D (PRE)                                                            5.25       10/01/2020        5,458
    2,500         Series 2006D                                                                  5.00        8/01/2022        2,690
    3,420      Commonwealth RB, Series 2005A (INS)                                              5.00        6/01/2023        3,649
    5,105      Federal Highway GAN, Series 2000A                                                5.75        6/15/2015        5,484
               Port Auth. RB,
    5,000         Series 2005-C (INS)                                                           5.00        7/01/2024        5,337
    2,280         Series 2005-C (INS)                                                           5.00        7/01/2025        2,430
    3,215      Springfield GO, Series 2003 (INS)                                                5.25        1/15/2019        3,476
               Water Pollution Abatement Trust Pool Program Bonds,
   13,950         Series 11                                                                     4.75        8/01/2023       14,565
    5,935         Series 11                                                                     4.75        8/01/2024        6,183
    6,460         Series 11                                                                     4.75        8/01/2025        6,716
   20,000         Series 12                                                                     4.35        8/01/2025       20,007
                                                                                                                        ----------
                                                                                                                            89,322
                                                                                                                        ----------
               MICHIGAN (2.1%)
    5,785      Detroit Building Auth. RB, Series 1996A (LOC - Comerica Bank, N.A.)              6.15        2/01/2011        5,798
    4,000      Detroit Downtown Development Auth. Bond, Series 1998C (INS)                      5.00        7/01/2018        4,071
   25,000      Dickinson County EDC PCRB, Series 2004A                                          4.80       11/01/2018       25,731
    2,390      Higher Education Facilities Auth. RB, Series 1998                                5.35        6/01/2013        2,457
               Hospital Finance Auth. RB,
      160         Series 1996 (Central Michigan Hospital)                                       6.20       10/01/2007          162
    2,250         Series 1996 (Central Michigan Hospital)                                       6.25       10/01/2016        2,297
    2,000      Kent Hospital Finance Auth. RB, Series 2005A (Metropolitan Hospital)             5.50        7/01/2020        2,142

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $18,000      State Building Auth. RB, Series 2006IA (INS)                                     4.81%(b)   10/15/2022   $    8,778
               State Hospital Finance Auth. RB,
    2,675         Series 2006A                                                                  5.00       11/15/2019        2,839
    3,400         Series 2006A                                                                  5.00       11/15/2022        3,588
                                                                                                                        ----------
                                                                                                                            57,863
                                                                                                                        ----------
               MINNESOTA (1.6%)
   18,015      Cohasset PCRB, Series 2004(c)                                                    4.95        7/01/2022       18,376
    1,000      Higher Education Facilities Auth. RB, Series Six-I                               5.00        4/01/2023        1,064
       30      Housing Finance Agency RB, Series 1997G                                          6.00        1/01/2018           31
    3,000      Municipal Power Agency Electric RB, Series 2005                                  4.38       10/01/2025        2,951
    3,500      St. Paul Housing and Redevelopment Auth. RB, Series 2006                         5.25        5/15/2026        3,709
               St. Paul Hospital RB,
    4,000         Series 1997A                                                                  5.70       11/01/2015        4,118
    1,500         Series 1997B                                                                  5.85       11/01/2017        1,546
    7,680         Series 2005                                                                   5.15       11/15/2020        7,899
    5,260      Washington County Hospital Facility RB, Series 1998                              5.38       11/15/2018        5,377
                                                                                                                        ----------
                                                                                                                            45,071
                                                                                                                        ----------
               MISSISSIPPI (1.0%)
               Hospital Equipment and Facilities Auth. RB,
   17,785         Series 2000 (PRE)                                                             6.35       12/01/2015       18,742
    1,650         Series 2006                                                                   5.00       12/01/2016        1,729
    1,500      Lincoln County Hospital RB, Series 1998B (INS)                                   5.50        4/01/2018        1,555
    5,305      Union County Hospital RB, Series 1997 (ETM)                                      5.50        3/01/2009        5,518
                                                                                                                        ----------
                                                                                                                            27,544
                                                                                                                        ----------
               MISSOURI (0.2%)
    2,000      Development Finance Board Infrastructure Facilities RB, Series 2005A             4.75        6/01/2025        2,038
    3,250      Fenton City Tax Increment RB, Series 2006                                        4.50        4/01/2021        3,288
    1,500      Health and Educational Facilities Auth. RB, Series 1997                          5.75        2/01/2017        1,550
                                                                                                                        ----------
                                                                                                                             6,876
                                                                                                                        ----------
               MONTANA (0.3%)
    6,500      Forsyth PCRB, Series 2006 (INS)                                                  4.65        8/01/2023        6,687
    2,450      Health Facilities Auth. RB, Series 1996                                          6.38        6/01/2018        2,489
                                                                                                                        ----------
                                                                                                                             9,176
                                                                                                                        ----------
               NEBRASKA (0.6%)
               Investment Finance Auth. Hospital RB,
      620         Series 1997 (INS)                                                             5.30       11/15/2012          633
    2,000         Series 1997 (INS)                                                             5.45       11/15/2017        2,043
               Platte County Hospital Auth. No. 1 Hospital RB,
      500         Series 2000 (INS)                                                             5.50        5/01/2010          526
      500         Series 2000 (INS)                                                             5.55        5/01/2011          530
      500         Series 2000 (INS)                                                             5.65        5/01/2012          531
      500         Series 2000 (INS)                                                             5.75        5/01/2013          532
      500         Series 2000 (INS)                                                             5.90        5/01/2015          534
    3,500         Series 2000 (INS)                                                             6.05        5/01/2020        3,753
               Public Power District RB,
    2,790         Series 2005A (INS)                                                            5.00        1/01/2023        2,971
    1,710         Series 2005A (INS)                                                            5.00        1/01/2024        1,820
               Scotts Bluff County Hospital Auth. RB,
    2,940         Series 1998 (PRE)                                                             5.13       11/15/2019        3,076
      560         Series 1998                                                                   5.13       11/15/2019          579
                                                                                                                        ----------
                                                                                                                            17,528
                                                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
               NEVADA (0.5%)
  $ 5,000      Clark County Airport System Subordinate Lien RB, Series 2001B (INS)(PRE)         5.25%       7/01/2019   $    5,331
    2,865      Clark County Economic Development RB, Series 2006                                5.00        5/15/2020        3,022
    1,000      Clark County Flood Control GO, Series 1998 (INS)                                 4.50       11/01/2016        1,017
    6,040      Department of Business and Industry RB, Series 2000
                  (Las Vegas Monorail) (INS)                                                    5.76(b)     1/01/2017        3,969
    2,000      Reno Hospital RB, Series 1998A (INS)                                             5.00        5/15/2018        2,059
                                                                                                                        ----------
                                                                                                                            15,398
                                                                                                                        ----------
               NEW HAMPSHIRE (0.2%)
    5,000      Business Finance Auth. PCRB, Series 1992A                                        5.85       12/01/2022        5,201
                                                                                                                        ----------
               NEW JERSEY (2.3%)
    6,150      Camden County Improvement Auth. RB, Series 1997 (PRE)                            5.88        2/15/2015        6,289
               EDA RB,
    2,000         Series 1997A                                                                  5.75       12/01/2016        2,059
   13,500         Series 2004                                                                   5.50        6/15/2024       14,239
    5,000         Series 2004A (INS)                                                            5.00        7/01/2022        5,365
    8,830         Series 2005P                                                                  5.25        9/01/2023        9,615
               State Transportation Trust Fund Auth. RB,
   10,000         Series 2006A(c)                                                               5.50       12/15/2021       11,524
   13,850         Series 2006A                                                                  5.50       12/15/2022       16,025
                                                                                                                        ----------
                                                                                                                            65,116
                                                                                                                        ----------
               NEW MEXICO (0.5%)
               Jicarilla Apache Nation RB,
    4,890         Series 2002A(d)                                                               5.00        9/01/2018        5,153
    3,250         Series 2002A(d)                                                               5.50        9/01/2023        3,525
    4,000      Sandoval County Incentive Payment RB, Series 2005                                4.38        6/01/2020        4,028
                                                                                                                        ----------
                                                                                                                            12,706
                                                                                                                        ----------
               NEW YORK (10.8%)
               Dormitory Auth. RB,
   12,560         Series 1998G (Northern General Hospital) (ETM)                                5.30        2/15/2019       13,882
    1,085         Series 1999A (Upstate Community Colleges) (PRE)                               5.00        7/01/2019        1,133
    1,915         Series 1999A (Upstate Community Colleges)                                     5.00        7/01/2019        1,975
    3,975         Series 2002                                                                   5.05        2/01/2022        4,222
    5,000         Series 2003A (PRE)                                                            5.38        3/15/2018        5,480
    5,000         Series 2003A (PRE)                                                            5.38        3/15/2019        5,480
    2,000         Series 2003A (PRE)                                                            5.38        3/15/2022        2,192
    6,000      Dormitory Auth. RB, Bronx-Lebanon Hospital Center, Series 1998E (PRE)            5.20        2/15/2015        6,171
               Dormitory Auth. RB, Brookdale Hospital,
    5,000         Series 1998J                                                                  5.20        2/15/2015        5,143
    4,000         Series 1998J                                                                  5.20        2/15/2016        4,113
    4,760         Series 1998J                                                                  5.30        2/15/2017        4,898
               Dormitory Auth. RB, Department of Health,
    3,205         Series 2004                                                                   5.00        7/01/2018        3,407
    4,960         Series 2004                                                                   5.00        7/01/2019        5,259
    5,420      Dormitory Auth. RB, Kateri Residence, Series 2003
                  (LOC - Allied Irish Banks plc)                                                4.40        7/01/2016        5,560
               Dormitory Auth. RB, Mental Health,
    1,430         Series 1997A (PRE)                                                            5.75        2/15/2010        1,462
      620         Series 1997A                                                                  5.75        2/15/2010          634
    1,390         Series 1997A (PRE)                                                            5.75        2/15/2011        1,421
      605         Series 1997A                                                                  5.75        2/15/2011          619
    1,395         Series 1997A (PRE)                                                            5.75        2/15/2012        1,426
      600         Series 1997A                                                                  5.75        2/15/2012          614
       15         Series 1997B (PRE)                                                            5.75        2/15/2010           15

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 2,445         Series 1997B                                                                  5.75%       2/15/2010   $    2,499
       25         Series 1997B (PRE)                                                            5.75        2/15/2012           26
    4,025         Series 1997B                                                                  5.75        2/15/2012        4,115
       60         Series 1997B (PRE)                                                            5.50        8/15/2017           61
    4,615         Series 1997B                                                                  5.50        8/15/2017        4,716
    5,500      Dormitory Auth. RB, New York City Univ., 1993 Series A                           5.75        7/01/2013        5,983
    5,000      Dormitory Auth. RB, NYU Hospitals Center, Series 2006A                           5.00        7/01/2020        5,135
    6,000      Dormitory Auth. RB, State Personal Income Tax, Series 2005F                      5.00        3/15/2023        6,401
               Dormitory Auth. RB, Upstate Community Colleges,
    1,500         Series 2004B                                                                  5.25        7/01/2015        1,630
    2,005         Series 2004B                                                                  5.25        7/01/2016        2,174
    2,000         Series 2004B                                                                  5.25        7/01/2017        2,166
               East Rochester Housing Auth. RB,
    4,380         Series 2002 (Jewish Home) (NBGA)                                              4.05        2/15/2012        4,430
    2,000         Series 2002 (Jewish Home) (NBGA)                                              4.63        2/15/2017        2,083
               Environmental Facilities Corp. State Personal Income Tax RB,
    2,500         Series 2004A (INS)                                                            5.00       12/15/2023        2,659
    8,070         Series 2006A                                                                  5.00       12/15/2024        8,619
    5,970         Series 2006A                                                                  5.00       12/15/2025        6,372
               Housing Finance Agency Service Contract Obligation RB,
    1,450         Series 1995A (PRE)                                                            6.25        9/15/2010        1,474
      420         Series 1995A                                                                  6.25        9/15/2010          424
      885         Series 1996A (PRE)                                                            6.00        9/15/2016          919
      195         Series A-2003                                                                 6.00        9/15/2016          199
    3,000      Long Island Power Auth. Electric Systems RB, Series 2003B                        5.25        6/01/2014        3,270
               Metropolitan Transportation Auth. RB,
    6,000         Series 2006A (INS)                                                            5.00       11/15/2024        6,463
   16,565         Series 2006A                                                                  5.00       11/15/2024       17,689
               New York City GO,
    3,300         Series 1997I (PRE)                                                            6.00        4/15/2012        3,356
    1,700         Series 1997I                                                                  6.00        4/15/2012        1,727
      545         Series 2002G (PRE)                                                            5.63        8/01/2015          601
    4,455         Series 2002G                                                                  5.63        8/01/2015        4,850
    2,700         Series 2002G (PRE)                                                            5.75        8/01/2016        2,992
    7,300         Series 2002G                                                                  5.75        8/01/2016        8,000
   26,625         Series 2003C                                                                  5.50        8/01/2015       28,873
    5,000         Series 2003D                                                                  5.25       10/15/2019        5,355
    3,500         Series 2006, Subseries I-1                                                    5.00        4/01/2023        3,720
   10,000         Series 2006, Subseries I-1                                                    5.00        4/01/2024       10,620
   10,000         Series 2006J, Subseries J-1                                                   5.00        6/01/2023       10,637
               New York City IDA Civic Facility RB,
    2,175         Series 2004A-1 (INS)                                                          4.15        7/01/2014        2,176
    1,050         Series 2004A-1 (INS)                                                          4.75        7/01/2019        1,075
   10,000      New York City Municipal Water Finance Auth. RB, Series A                         5.38        6/15/2017       10,793
    5,000      New York City Transitional Finance Auth. RB, Series 2002C (INS)                  5.25        8/01/2019        5,381
               Suffolk County IDA RB,
      775         Series 2006                                                                   5.00       11/01/2013          810
    1,880         Series 2006                                                                   5.00       11/01/2014        1,966
    1,000         Series 2006                                                                   5.00       11/01/2015        1,048
    3,180         Series 2006A (INS)                                                            4.75        6/01/2026        3,249
               Thruway Auth. RB,
    9,615         Series 2002A (INS)(PRE)                                                       5.25        4/01/2015       10,370
    6,000         Series 2002A (INS)(PRE)                                                       5.25        4/01/2016        6,471
   11,000      Tobacco Settlement Financing Corp. Asset-Backed RB, Series 2003B-1C              5.50        6/01/2018       11,883
                                                                                                                        ----------
                                                                                                                           300,566
                                                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
               NORTH CAROLINA (1.1%)
               Eastern Municipal Power Agency RB,
  $ 6,000         Series 2003A                                                                  5.50%       1/01/2012   $    6,428
    4,885         Series F                                                                      5.50        1/01/2015        5,250
    1,830         Series F                                                                      5.50        1/01/2016        1,964
    1,000         Series F                                                                      5.50        1/01/2017        1,071
    5,000      Municipal Power Agency No. 1 RB, Series 2003A                                    5.50        1/01/2013        5,395
    4,000      Wake County Industrial Facilities PCRB, Series 2002                              5.38        2/01/2017        4,245
    5,610      Wilmington COP, Series 2005A (INS)                                               5.00        6/01/2025        5,952
                                                                                                                        ----------
                                                                                                                            30,305
                                                                                                                        ----------
               NORTH DAKOTA (0.1%)
    1,000      Grand Forks Sales Tax RB, Series 2005A (Alerus Project) (INS)                    5.00       12/15/2022        1,074
    2,055      Williams County RB, Series 2006                                                  5.00       11/01/2021        2,137
                                                                                                                        ----------
                                                                                                                             3,211
                                                                                                                        ----------
               OHIO (0.9%)
    2,400      Fairview Park GO, Series 2005 (INS)                                              4.13       12/01/2020        2,385
    4,000      Franklin County Development RB, Series 1999                                      5.80       10/01/2014        4,211
    2,650      Franklin County Health Care Facilities RB, Series 1997                           5.50        7/01/2017        2,709
   10,000      Hamilton Electric System RB, Series 2002A (INS)                                  4.65       10/15/2022       10,297
    1,230      Housing Finance Agency Residential Mortgage RB, Series 2001D (NBGA)              5.10        9/01/2017        1,255
               Miami County Hospital Facilities RB,
    1,750         Series 2006                                                                   5.25        5/15/2021        1,854
    2,000         Series 2006                                                                   5.25        5/15/2026        2,120
                                                                                                                        ----------
                                                                                                                            24,831
                                                                                                                        ----------
               OKLAHOMA (0.5%)
    2,920      Cherokee Nation Health Care System RB, Series 2006 (INS)(d)                      4.60       12/01/2021        2,920
               Comanche County Hospital Auth. RB,
    3,895         Series 2005 (INS)                                                             5.25        7/01/2022        4,181
    3,000         Series 2005 (INS)                                                             5.25        7/01/2023        3,215
    1,400      Norman Regional Hospital Auth. RB, Series 2005                                   5.50        9/01/2024        1,507
    2,695      Valley View Hospital Auth. RB, Series 1996                                       6.00        8/15/2014        2,752
                                                                                                                        ----------
                                                                                                                            14,575
                                                                                                                        ----------
               OREGON (0.1%)
               Washington, Yamhill and Multnomah Counties Hillsboro School District No. 1J GO,
    1,000         Series 2006A (INS)                                                            4.58(b)     6/15/2025          438
    5,900         Series 2006A (INS)                                                            4.59(b)     6/15/2026        2,456
                                                                                                                        ----------
                                                                                                                             2,894
                                                                                                                        ----------
               PENNSYLVANIA (1.0%)
               Allegheny County IDA RB,
   16,300         Series 1998                                                                   4.75       12/01/2032       17,027
    1,000         Series 2006                                                                   5.00        9/01/2021        1,033
    1,250         Series 2006                                                                   5.10        9/01/2026        1,288
    5,500      Higher Educational Facility Auth. RB, Series 1999A (INS)                         5.25        8/01/2014        5,743
    1,615      Lancaster County Hospital Auth. RB, Series 2006                                  5.00       11/01/2026        1,692
    1,250      Pittsburgh GO, Series 2005A (INS)                                                5.00        9/01/2018        1,347
                                                                                                                        ----------
                                                                                                                            28,130
                                                                                                                        ----------
               PUERTO RICO (0.3%)
    2,000      Commonwealth GO, Series 2006A                                                    5.25        7/01/2022        2,171
    5,000      Government Development Bank CP                                                   3.90        1/11/2007        5,000
    1,000      Highway and Transportation Auth. RB, Series G (INS)                              5.25        7/01/2020        1,084
                                                                                                                        ----------
                                                                                                                             8,255
                                                                                                                        ----------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
               RHODE ISLAND (1.2%)
               Health and Educational Building Corp. RB,
  $ 3,045         Series 1996 (INS)(PRE)                                                        5.50%       5/15/2012   $    3,126
      340         Series 1996 (INS)                                                             5.50        5/15/2012          349
    6,835         Series 1996 (INS)(PRE)                                                        5.50        5/15/2016        7,018
      765         Series 1996 (INS)                                                             5.50        5/15/2016          785
    4,345         Series 1999A (LOC - Allied Irish Banks plc)                                   5.88       11/15/2014        4,579
    7,850         Series 2006A (INS)                                                            5.00        5/15/2026        8,323
    1,650      Housing and Mortgage Finance Corp. Bond, Series 37-A                             5.13        4/01/2017        1,707
    1,115      Housing and Mortgage Finance Corp. MFH RB, Series 1995A (INS)                    5.70        7/01/2007        1,122
    5,915      Housing and Mortgage Finance Corp. RB, Series 51-A                               4.65       10/01/2026        5,977
                                                                                                                        ----------
                                                                                                                            32,986
                                                                                                                        ----------
               SOUTH CAROLINA (1.3%)
   11,000      Berkeley County PCRB, Series 2003                                                4.88       10/01/2014       11,453
               Georgetown County Environmental Improvement RB,
    4,250         Series 2000A                                                                  5.95        3/15/2014        4,657
    5,000         Series 2002A                                                                  5.70        4/01/2014        5,439
    3,000      Marion County Hospital District RB, Series 1995 (INS)                            5.50       11/01/2015        3,034
               SCAGO Educational Facilities Corp. RB,
    5,870         Series 2006 (Union County) (INS)                                              4.75       12/01/2026        5,984
    6,325         Series 2006 (Williamsburg County) (INS)                                       4.75       12/01/2026        6,418
                                                                                                                        ----------
                                                                                                                            36,985
                                                                                                                        ----------
               SOUTH DAKOTA (0.2%)
    6,305      Housing Development Auth. Bond, Series 2002A (INS)                               5.15       11/01/2020        6,608
                                                                                                                        ----------
               TENNESSEE (0.8%)
    2,125      Johnson City Health and Educational Facilities Board RB, Series 2006A            5.25        7/01/2026        2,246
    3,000      Knox County Health, Educational, and Housing Facilities RB, Series 1996 (INS)    5.50        4/15/2011        3,087
    1,000      Nashville and Davidson County Health and Educational Facilities RB,
                  Series 1998 (INS)                                                             5.10        8/01/2019        1,015
               Shelby County Health, Educational and Housing Facility RB,
      745         Series 2002 (PRE)                                                             6.00        9/01/2016          834
    1,255         Series 2002 (PRE)                                                             6.00        9/01/2016        1,405
      935         Series 2002 (PRE)                                                             6.25        9/01/2018        1,058
    1,565         Series 2002 (PRE)                                                             6.25        9/01/2018        1,771
    3,500      Springfield Health and Educational Facilities Hospital RB, Series 1998           5.25        8/01/2018        3,539
    6,250      Sullivan County Health, Educational and Housing Facilities Board RB,
                  Series 2006C                                                                  5.25        9/01/2026        6,619
                                                                                                                        ----------
                                                                                                                            21,574
                                                                                                                        ----------
               TEXAS (17.1%)
    1,960      Alamo Community College District RB, Series 2001 (INS)                           5.00       11/01/2020        2,055
    5,410      Austin Higher Education Auth. RB, Series 1998                                    5.13        8/01/2016        5,482
               Austin RB,
    1,190         Series 2005 (INS)                                                             5.00       11/15/2023        1,269
    2,300         Series 2005 (INS)                                                             5.00       11/15/2024        2,452
    5,610      Austin Utility Systems Subordinate Lien RB, Series 1998A (INS)                   5.15(b)     5/15/2017        3,670
               Bastrop ISD GO,
    1,855         Series 1997 (NBGA)                                                            5.55(b)     2/15/2014        1,405
    3,030         Series 1997 (NBGA)                                                            5.55(b)     2/15/2015        2,196
    3,055         Series 1997 (NBGA)                                                            5.60(b)     2/15/2016        2,116
    3,155         Series 1997 (NBGA)                                                            5.60(b)     2/15/2017        2,081
               Bexar County Health Facilities Development Corp. RB,
    9,900         Series 1993 (INS)(ETM)                                                        5.88       11/15/2010       10,016
    1,000         Series 2007(e)                                                                5.00        7/01/2027        1,033

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $32,925      Brazos River Auth. RB, Series 1999A                                              5.38%       4/01/2019   $   33,850
               Carroll ISD GO,
    1,805         Series 2006C (NBGA)                                                           4.38        2/15/2024        1,792
    2,745         Series 2006C (NBGA)                                                           4.38        2/15/2025        2,718
    5,365      Cass County IDC PCRB, Series 1997B                                               5.35        4/01/2012        5,646
               Central Regional Mobility Auth. RB,
    2,680         Series 2005, 4.55%, 1/01/2014 (INS)                                           4.55(a)     1/01/2020        1,969
    3,445         Series 2005, 4.60%, 1/01/2014 (INS)                                           4.60(a)     1/01/2021        2,527
    8,665      Clint ISD Public Facility Corp. RB, Series 1999 (PRE)                            7.00        5/01/2019        9,304
    3,315      Comal ISD RB, Series 2005 (NBGA)                                                 5.00        2/01/2021        3,500
               Conroe ISD GO,
    2,600         Series 2005C (NBGA)                                                           5.00        2/15/2023        2,757
    3,100         Series 2005C (NBGA)                                                           5.00        2/15/2024        3,286
               Corpus Christi Utility Systems RB,
    4,720         Series 2005A (INS)                                                            5.00        7/15/2023        5,015
    4,955         Series 2005A (INS)                                                            5.00        7/15/2024        5,261
    2,605         Series 2005A (INS)                                                            5.00        7/15/2025        2,762
   10,410      Dallas Area Rapid Transit Senior Lien RB, Series 2001 (INS)(c)                   5.00       12/01/2018       10,939
    8,370      Dallas ISD GO, Series 2006 (NBGA)                                                4.75        8/15/2025        8,714
               Denton ISD GO,
   13,745         Series 2006 (NBGA)                                                            5.03(b)     8/15/2023        6,313
   16,500         Series 2006 (NBGA)                                                            5.06(b)     8/15/2024        7,201
               Eagle Mountain-Saginaw ISD GO,
    4,700         Series 2006-B (NBGA)                                                          4.38        8/15/2025        4,653
    4,905         Series 2006-B (NBGA)                                                          4.38        8/15/2026        4,847
               Edgewood ISD GO,
    1,450         Series 2001 (NBGA)                                                            4.90        8/15/2018        1,511
    1,520         Series 2001 (NBGA)                                                            4.88        8/15/2019        1,580
    1,595         Series 2001 (NBGA)                                                            5.00        8/15/2020        1,669
    1,675         Series 2001 (NBGA)                                                            5.00        8/15/2021        1,747
               Ennis ISD GO,
    2,245         Series 2006 (NBGA)                                                            4.56(b)     8/15/2024          999
    3,715         Series 2006 (NBGA)                                                            4.58(b)     8/15/2025        1,577
    3,720         Series 2006 (NBGA)                                                            4.60(b)     8/15/2026        1,502
               Fort Worth Higher Education Finance Corp. RB,
      545         Series 1997A                                                                  5.50       10/01/2007          546
      575         Series 1997A                                                                  5.63       10/01/2008          576
    6,580      Fort Worth ISD Bonds, Series 2001 (NBGA)(PRE)                                    5.00        2/15/2018        6,913
    5,855      Harris County GO, Series 2004B                                                   5.00       10/01/2020        6,228
    2,070      Harrison County Health Facilities Development Corp. RB,
                  Series 1998 (INS)(PRE)                                                        5.50        1/01/2018        2,149
               Hidalgo County Health Services Corp. RB,
      350         Series 2005                                                                   5.00        8/15/2019          357
    1,895         Series 2005                                                                   4.75        8/15/2017        1,902
               Houston ISD Public Facility Corp. RB,
    3,635         Series 1998A (INS)                                                            5.35(b)     9/15/2015        2,571
    2,635         Series 1998A (INS)                                                            5.38(b)     9/15/2016        1,781
    3,885         Series 1998A (INS)                                                            5.40(b)     9/15/2017        2,502
    4,955         Series 1998B (INS)                                                            5.35(b)     9/15/2015        3,505
    6,955         Series 1998B (INS)                                                            5.38(b)     9/15/2016        4,701
    3,000      Houston Public Improvement GO, Series 2003A-1 (INS)                              5.00        3/01/2019        3,185
    5,000      Irving ISD GO, Series 2006 (NBGA)                                                5.31(b)     2/15/2025        2,075
    4,385      Jefferson County Health Facilities RB, Series 2001 (INS)                         5.20        8/15/2021        4,594
               Judson ISD GO,
    2,200         Series 2005B (INS)                                                            5.00        2/01/2023        2,317
    1,500         Series 2005B (INS)                                                            5.00        2/01/2024        1,579

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 2,830      Katy ISD GO, Series 2005B (NBGA)                                                 5.00%       2/15/2023   $    3,001
               La Porte ISD GO,
    1,595         Series 2005A (INS)                                                            5.00        2/15/2022        1,694
    3,535         Series 2005A (INS)                                                            5.00        2/15/2024        3,744
               Laredo ISD Public Limited GO,
      505         Series 1998A                                                                  5.06        2/01/2007          505
      530         Series 1998A                                                                  5.06        2/01/2008          536
    3,830      Lewisville RB, Series 1998 (INS)                                                 5.38        9/01/2015        4,078
               Lower Colorado River Auth. Transmission Contract RB,
    4,555         Series 2006A (INS)                                                            4.38        5/15/2025        4,509
    4,555         Series 2006A (INS)                                                            4.38        5/15/2026        4,502
    3,295      Marlin ISD Public Facility Corp. RB, Series 1998
                  (acquired 7/22/1998; cost $3,349)(f)                                          5.85        2/15/2018        3,416
    3,425      Mesquite Health Facilities Development Corp. RB, Series 2005                     5.50        2/15/2025        3,602
   10,000      Midlothian Development Auth. Tax Increment RB, Series 2004                       6.00       11/15/2024       10,245
               Northside ISD GO,
    5,300         Series 2001 (NBGA)                                                            5.00        2/15/2017        5,535
    5,420         Series 2001 (NBGA)                                                            5.00        2/15/2018        5,655
               Northwest ISD GO,
    2,965         Series 2005 (NBGA)                                                            5.00        8/15/2023        3,154
    3,110         Series 2005 (NBGA)                                                            5.00        8/15/2024        3,306
    1,770         Series 2005 (NBGA)                                                            5.00        8/15/2025        1,877
               Nueces River Auth. RB,
    1,220         Series 2005 (INS)                                                             5.00        7/15/2023        1,296
    1,530         Series 2005 (INS)                                                             5.00        7/15/2024        1,624
               Plano ISD GO,
   17,475         Series 2001 (NBGA)                                                            5.00        2/15/2019       18,231
    2,965         Series 2006 (NBGA)                                                            4.50        2/15/2023        2,995
    3,115         Series 2006 (NBGA)                                                            4.50        2/15/2024        3,139
    3,275         Series 2006 (NBGA)                                                            4.50        2/15/2025        3,291
   19,050      Port of Corpus Christi IDC PCRB, Series 1997B                                    5.40        4/01/2018       19,570
               Red River Education Finance Corp. RB,
    2,000         Series 2006                                                                   4.38        3/15/2025        1,963
    5,255         Series 2006                                                                   4.38        3/15/2026        5,137
    8,395      Rockwall ISD GO, Series 2006A (NBGA)                                             5.14(b)     2/15/2022        4,158
               San Antonio Electric and Gas System RB,
   10,000         Series 2002 (PRE)                                                             5.38        2/01/2019       10,763
   15,000         Series 2005                                                                   5.00        2/01/2024       15,884
    5,200      Schertz-Cibolo-Universal City ISD GO, Series 2006A (NBGA)                        4.86(b)     2/01/2023        2,457
    3,320      State Water Financial Assistance Bonds GO, Series 2004C                          5.00        8/01/2016        3,572
    1,100      Tarrant County Cultural Education Facilities Finance Corp. RB, Series 2006A      6.00       11/15/2026        1,188
               Tarrant Regional Water District RB,
    8,000         Series 2002 (INS)                                                             5.25        3/01/2017        8,612
    2,000         Series 2002 (INS)                                                             5.25        3/01/2019        2,151
    2,000         Series 2002 (INS)                                                             5.25        3/01/2020        2,151
    5,000         Series 2006 (INS)                                                             4.38        3/01/2021        5,030
    7,000      Transportation Commission First Tier RB, Series 2006-A                           4.38        4/01/2025        6,930
               Transportation Commission GO,
    5,515         Series 2006 (NBGA)                                                            5.00        4/01/2020        5,922
   18,000         Series 2006-A                                                                 4.50        4/01/2026       18,094
               Tyler Health Facilities Development Corp. Hospital RB,
    2,695         Series 1993B                                                                  6.63       11/01/2011        2,698
    3,895         Series 2003                                                                   5.25        7/01/2011        4,070
    2,125         Series 2003                                                                   5.25        7/01/2012        2,237
    1,500         Series 2003                                                                   5.25        7/01/2013        1,586

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
               Univ. of Texas Board of Regents RB,
  $ 4,500         Series 2001B (PRE)                                                            5.38%       8/15/2017   $    4,813
    7,000         Series 2002B (NBGA)(PRE)                                                      5.25        7/01/2018        7,513
   11,900         Series 2006D(e)                                                               4.25        8/15/2026       11,613
   12,605         Series 2006F(e)                                                               4.25        8/15/2025       12,327
               Weatherford ISD GO,
    1,795         Series 2006 (NBGA)                                                            4.73(b)     2/15/2023          857
    1,795         Series 2006 (NBGA)                                                            4.77(b)     2/15/2024          813
    5,970      Williamson County GO, Series 2005 (INS)                                          5.13        2/15/2022        6,487
               Wylie ISD GO,
    1,385         Series 2001 (NBGA)                                                            5.00(b)     8/15/2014        1,028
    1,690         Series 2001 (NBGA)                                                            5.10(b)     8/15/2015        1,201
                                                                                                                        ----------
                                                                                                                           475,655
                                                                                                                        ----------
               UTAH (0.3%)
       75      Housing Finance Agency RB, Series 1985B                                          5.30        7/01/2007           75
               Intermountain Power Agency RB,
    4,410         Series 1987A (INS)(ETM)                                                       5.00        7/01/2012        4,415
    1,325         Series 1997B (INS)(PRE)                                                       5.75        7/01/2019        1,366
    2,675         Series 1997B (INS)                                                            5.75        7/01/2019        2,754
                                                                                                                        ----------
                                                                                                                             8,610
                                                                                                                        ----------
               VERMONT (0.1%)
    3,000      Educational and Health Buildings Financing Agency RB, Series 1998 (PRE)          5.50        7/01/2018        3,112
                                                                                                                        ----------
               VIRGINIA (1.8%)
               College Building Auth. Educational Facilities RB,
    1,290         Series 2006                                                                   5.00        6/01/2021        1,349
   11,280         Series 2006                                                                   5.00        6/01/2026       11,731
    8,000      Farms of New Kent Community Development Auth. Special Assessment Bonds,
                  Series 2006A                                                                  5.13        3/01/2036        8,081
               Public School Auth. Financing Bonds,
   10,000         Series 1999A (PRE)                                                            5.13        8/01/2019       10,481
    5,510         Series 2000B                                                                  5.00        8/01/2017        5,777
    5,000      Richmond Convention Center Auth. RB, Series 2000 (PRE)                           6.13        6/15/2020        5,438
               State Housing Development Auth. RB,
    1,700         Series 2002Z                                                                  4.25        1/01/2016        1,725
    1,735         Series 2002Z                                                                  4.25        7/01/2016        1,760
    1,775         Series 2002Z                                                                  4.35        1/01/2017        1,806
    1,810         Series 2002Z                                                                  4.35        7/01/2017        1,841
                                                                                                                        ----------
                                                                                                                            49,989
                                                                                                                        ----------
               WASHINGTON (1.4%)
    8,650      Central Puget Sound Regional Transit Auth. RB, Series 2005A (INS)                5.00       11/01/2024        9,204
               Health Care Facilities Auth. RB,
    3,255         Series 1997A (INS)                                                            5.13        8/15/2017        3,340
    2,500         Series 1998 (INS)                                                             5.25        8/15/2017        2,592
    2,500         Series 1998 (INS)                                                             5.30        8/15/2018        2,593
    1,800         Series 2006 (INS)                                                             5.00       12/01/2023        1,900
    2,000         Series 2006 (INS)                                                             5.00       12/01/2024        2,111
    2,310         Series 2006 (INS)                                                             5.00       12/01/2025        2,435
               Higher Education Facilities Auth. RB,
    4,715         Series 1998 (PRE)                                                             5.20       10/01/2017        4,855
    1,470         Series 1998                                                                   5.20       10/01/2017        1,505
    2,000      Housing Finance Commission RB, Series 1999 (INS)                                 5.88        7/01/2019        2,108
    5,000      King County Housing Auth. RB, Series 1998A (INS)                                 5.20        7/01/2018        5,046
                                                                                                                        ----------
                                                                                                                            37,689
                                                                                                                        ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
               WISCONSIN (0.9%)
  $   355      Green Bay Water System RB, Series 2004 (INS)                                     5.00%      11/01/2021   $      378
               Health and Educational Facilities Auth. RB,
    4,130         Series 1995A (Waukesha Memorial Hospital) (INS)                               5.25        8/15/2012        4,217
    5,000         Series 1998A (Wausau Hospital) (INS)                                          5.13        8/15/2020        5,189
    7,000         Series 2006A (Marshfield Clinic)                                              5.13        2/15/2026        7,329
    5,205      Housing and EDA RB, Series 2002G                                                 4.85        9/01/2017        5,380
    1,345      Kaukauna Area School District GO, Series 2001 (INS)                              4.85        3/01/2017        1,398
                                                                                                                        ----------
                                                                                                                            23,891
                                                                                                                        ----------
               Total Fixed-Rate Instruments (cost: $2,467,981)                                                           2,553,263
                                                                                                                        ----------
               PUT BONDS (5.5%)

               CALIFORNIA (0.7%)
    3,000      Health Facilities Financing Auth. RB, Series 2004I                               4.95        7/01/2026        3,176
               Statewide Communities Development Auth. RB,
    7,500         Series 1998A(d)                                                               5.25        5/15/2025        7,741
    8,270         Series 2002E (Kaiser Permanente)                                              4.70       11/01/2036        8,451
                                                                                                                        ----------
                                                                                                                            19,368
                                                                                                                        ----------
               FLORIDA (0.5%)
   12,240      Coral Gables Health Facilities Auth. Hospital RB, Series 2004 (INS)              5.00        8/15/2034       13,058
                                                                                                                        ----------
               GEORGIA (0.3%)
    8,565      De Kalb County Housing Auth. MFH RB, Series 2001                                 4.70       10/01/2031        8,608
                                                                                                                        ----------
               ILLINOIS (1.2%)
   15,000      Chicago Gas Supply RB, Series 2000B                                              4.75        3/01/2030       15,376
               Educational Facilities Auth. RB,
   10,000         Series 2000A (Art Institute Chicago)                                          4.45        3/01/2034       10,187
    7,500         Series 2002 (Field Museum)                                                    4.75       11/01/2036        7,752
                                                                                                                        ----------
                                                                                                                            33,315
                                                                                                                        ----------
               MICHIGAN (0.9%)
   15,000      Monroe County EDC RB, Series 1992CC (INS)                                        4.65       10/01/2024       15,469
   10,550      Strategic Fund PCRB, Series 1995CC (INS)                                         4.85        9/01/2030       10,981
                                                                                                                        ----------
                                                                                                                            26,450
                                                                                                                        ----------
               MONTANA (0.2%)
    5,000      Forsyth PCRB, Series 1999A (INS)                                                 5.00       10/01/2032        5,122
                                                                                                                        ----------
               NEW YORK (0.3%)
    8,500      Hempstead Town IDA RB, Series 2001                                               5.00       12/01/2010        8,719
                                                                                                                        ----------
               PENNSYLVANIA (0.3%)
               Philadelphia IDA RB,
    5,000         Series 1997A (PRE)                                                            6.50       10/01/2027        5,111
    4,000         Series 1997B (PRE)                                                            6.50       10/01/2027        4,089
                                                                                                                        ----------
                                                                                                                             9,200
                                                                                                                        ----------
               TENNESSEE (0.1%)
    2,100      Knox County Health, Educational, and Housing Facilities MFH RB,
                  Series 2001 (NBGA)                                                            4.90        6/01/2031        2,127
                                                                                                                        ----------
               TEXAS (0.7%)
    3,510      Beaumont MFH Finance Corp. RB, Series 2001 (NBGA)                                4.70       12/15/2031        3,560
    6,000      Brazos River Auth. PCRB, Series D                                                5.40       10/01/2029        6,411

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 5,250      Gateway Public Facility Corp. RB, Series 2004 (NBGA)                             4.55%       7/01/2034   $    5,401
    3,685      Montgomery County Housing Finance Corp. MFH RB, Series 2001 (NBGA)               4.85        6/01/2031        3,745
                                                                                                                        ----------
                                                                                                                            19,117
                                                                                                                        ----------
               WISCONSIN (0.3%)
    9,000      Madison IDRB, Series 2002B                                                       4.88       10/01/2027        9,346
                                                                                                                        ----------
               Total Put Bonds (cost: $150,314)                                                                            154,430
                                                                                                                        ----------
               PERIODIC AUCTION RESET BONDS (0.8%)

               CALIFORNIA (0.6%)
   15,750      Statewide Communities Development Auth. COP, SAVRS, Series 1998 (INS)            4.20       12/01/2028       15,750
                                                                                                                        ----------
               OKLAHOMA (0.2%)
    5,900      Tulsa County Industrial Auth. MFH RB, SAVRS, Series 2002B                        3.85        1/01/2039        5,900
                                                                                                                        ----------
               Total Periodic Auction Reset Bonds (cost: $21,650)                                                           21,650
                                                                                                                        ----------
               VARIABLE-RATE DEMAND NOTES (1.6%)

               ARKANSAS (0.1%)
    4,100      Little Rock Metrocentre Improvement Dist. No. 1 RB,
                  Series 1985 (LOC - Bank of New York)                                          3.99       12/01/2025        4,100
                                                                                                                        ----------
               CALIFORNIA (0.0%)(g)
      250      Statewide Communities Development Auth. RB,
                  Series 2001A (LOC - U.S. Bank, N.A.)                                          3.92       10/01/2031          250
                                                                                                                        ----------
               ILLINOIS (0.0%)(g)
      100      Educational Facilities Auth. RB,
                  Series 2001 (LOC - Harris Trust & Savings Bank)                               4.00       10/01/2031          100
                                                                                                                        ----------
               MARYLAND (0.3%)
    8,500      Health and Higher Educational Facilities Auth. RB,
                  Series 2006B (LOC - Manufacturers & Traders Trust Co.)                        3.94        1/01/2037        8,500
                                                                                                                        ----------
               MISSISSIPPI (0.1%)
    2,700      Jackson County PCRB, Series 1993                                                 4.00        6/01/2023        2,700
                                                                                                                        ----------
               VERMONT (0.5%)
               Educational and Health Buildings Financing Agency RB,
    2,315         Series 2004A (Battleboro Memorial Hospital) (LOC - TD Banknorth, N.A.)        4.00       10/01/2029        2,315
    4,315         Series 2004A (Mount Ascutney Hospital) (LOC - TD Banknorth, N.A.)             4.00       10/01/2034        4,315
    3,380         Series 2004A (North Country Hospital) (LOC - TD Banknorth, N.A.)              4.00       10/01/2034        3,380
    3,680         Series 2004A (Northeastern Regional Hospital) (LOC - TD Banknorth, N.A.)      4.00       10/01/2029        3,680
                                                                                                                        ----------
                                                                                                                            13,690
                                                                                                                        ----------
               WYOMING (0.6%)
   14,000      Converse County PCRB, Series 1992                                                4.25       12/01/2020       14,000
    2,805      Sweetwater County PCRB, Series 1992B                                             4.25       12/01/2020        2,805
                                                                                                                        ----------
                                                                                                                            16,805
                                                                                                                        ----------
               Total Variable-Rate Demand Notes (cost: $46,145)                                                             46,145
                                                                                                                        ----------

               TOTAL INVESTMENTS (COST: $2,686,090)                                                                     $2,775,488
                                                                                                                        ==========

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of December 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2006, were $90,154,000 and $756,000, respectively, resulting in net unrealized appreciation of $89,398,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,785,479,000 at December 31, 2006, and, in total, may not equal 100%.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (c) At December 31, 2006, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (e) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At December 31, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $24,973,000, which included when-issued securities of $1,033,000.

         (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2006, was $3,416,000, which represented 0.1% of the Fund's net assets.

         (g) Represents less than 0.1% of net assets.

20

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

                       TRUSTEES     Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Richard A. Zucker

                 ADMINISTRATOR,     USAA Investment Management Company
            INVESTMENT ADVISER,     P.O. Box 659453
                   UNDERWRITER,     San Antonio, Texas 78265-9825
                AND DISTRIBUTOR

                 TRANSFER AGENT     USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                      CUSTODIAN     State Street Bank and Trust Company
                 AND ACCOUNTING     P.O. Box 1713
                          AGENT     Boston, Massachusetts 02105

                    INDEPENDENT     Ernst & Young LLP
              REGISTERED PUBLIC     100 West Houston St., Suite 1800
                ACCOUNTING FIRM     San Antonio, Texas 78205

                      TELEPHONE     Call toll free - Central time
               ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8 a.m. to 5 p.m.

                 FOR ADDITIONAL     (800) 531-8181
              INFORMATION ABOUT     For account servicing, exchanges,
                   MUTUAL FUNDS     or redemptions (800) 531-8448

                RECORDED MUTUAL     24-hour service (from any phone)
              FUND PRICE QUOTES     (800) 531-8066

              USAA SELF-SERVICE     For account balance, last transaction, fund
               TELEPHONE SYSTEM     prices, or to exchange or redeem fund shares
                                    (800) 531-8777

                INTERNET ACCESS     USAA.COM

              [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                   USAA         ----------------------------------
                                  INSURANCE o MEMBER SERVICES

48459-0207                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2006

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/23/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/27/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/26/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.